DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Liabilities Tables
Non-Convertible Debenture Assumptions
	2016	2015
Expected life (in years)	3.1 – 4.0	4.1 – 5.0
Expected volatility	188% – 230%	226%
Average risk-free interest rate	0.86% – 1.47%	1.15% – 1.54%
Dividend yield	-	-

Summary of quantitative information with respect to valuation methodology
	2016	2015
Stock price	$0.05 – 0.50	$0.07 – 0.16
Strike price	$0.15 – 0.25	$0.15
Expected life (in years)	0.3 – 1.1	0.7 – 1.1
Expected volatility	121% – 274%	101% – 119%
Average risk-free interest rate	0.28% – 0.69%	0.28% – 0.60%

Fair value warrant derivative liabilities measured on a recurring basis
At December 31, 2016

	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$319,674	$-	$-	$319,674	$319,674
Warrant derivative liabilities	164,070	-	-	164,070	164,070
Total	$483,744	$-	$-	$483,744	$483,744
At December 31, 2015

	Fair value	Level 1	Level 2	Level 3	Total
Embedded conversion feature derivative liabilities	$301,779	$-	$-	$301,779	$301,779
Warrant derivative liabilities	432,793	-	-	432,793	432,793
Total	$734,572	$-	$-	$734,572	$734,572

Level 3 Warrant derivative liabilities measured at fair value
Warrant derivative liabilities:
Beginning balance December 31, 2014	$-
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture	99,999
Initial fair value of warrant derivative liability with January 2015 Non-Convertible Debenture to Former Chief Financial Officer	49,999
Initial fair value of warrant derivative liability with the February 2014 Convertible Debentures	76,299
Change in fair value	206,496
Ending balance December 31, 2015	432,793
Reclassification of fair value of warrant derivative liability to additional paid-in capital upon cashless exercise of warrants	(518,224)
Change in fair value	249,501
Ending balance December 31, 2016	$164,070

Embedded conversion feature derivative liabilities:
Beginning balance December 31, 2014	$-
Initial fair value of embedded conversion feature derivative liabilities with the Q3 2015 Notes	901,784
Change in fair Value	(600,005)
Ending balance December 31, 2015	301,779
Initial fair value of embedded conversion feature derivative liabilities with the 2016 Notes	3,444,284
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of Q3 2015 Notes	(2,018,565)
Reclassification of fair value of embedded conversion feature derivative liability to additional paid-in capital upon conversions of 2016 Notes	(1,093,263)
Change in fair value	(314,561)
Ending balance December 31, 2016	$319,674